COLLABORATIVE ARRANGEMENT (Details Narrative) - USD ($)	1 Months Ended
	Jun. 29, 2022	Jun. 24, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Payment for debt	$ 500,000	$ 500,000